Additional Information - Financial Information of Parent Company (Balance Sheets) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 261,615,478	$ 515,808,332	$ 443,462,514	$ 450,229,569
Restricted cash	136,907,126	161,350,257	20,360,185
Accounts receivable, net	165,233,593	206,622,841	204,290,545
Prepaid expense and other current assets	90,448,245	78,278,131	28,881,866
Total current assets	864,786,550	1,179,102,487	907,057,983
Plant and equipment, net	2,516,578,019	2,351,862,787	2,251,614,217
Acquired intangible assets, net	179,279,333	173,820,851	182,694,105
TOTAL ASSETS	3,727,929,415	3,902,693,214	3,524,076,617
Current liabilities:
Accounts payable	280,690,730	515,577,285	228,882,804
Accrued expenses and other current liabilities	142,415,427	146,986,675	111,086,990
Short-term borrowings	607,427,103	372,055,279	286,864,063
Current portion of promissory notes	29,374,461	29,374,461	78,608,288
Commitment to issue shares and warrants relating to litigation settlement	0	0	120,237,773
Income tax payable	63,435	1,892,691	58,573
Total current liabilities	1,251,325,695	1,399,345,332	1,031,522,571
Long-term liabilities:
Promissory notes	28,559,711	56,327,268	83,324,641
Other long-term liabilities	0	9,646,000	25,749,562
Total long-term liabilities	227,588,706	294,806,339	661,472,156
Total liabilities	1,478,914,401	1,694,151,671	1,692,994,727
Equity:
Ordinary shares, $0.0004 par value, 50,000,000,000 shares authorized, 27,487,676,065, 27,334,063,747 and 22,375,886,604 shares issued and outstanding at December 31, 2011, 2010 and 2009, respectively	10,995,071	10,933,625	8,950,355
Additional paid-in capital	4,240,529,406	3,858,642,606	3,499,723,153
Convertible Preferred Shares, $0.0004 par value, 5,000,000,000 shares authorized, 445,545,911 shares, nil and nil issued and outstanding at December 31, 2011, 2010 and 2009, respectively	178,218	0	0
Accumulated other comprehensive income (loss)	3,845,496	(1,092,291)	(386,163)
Accumulated deficit	(2,010,732,697)	(1,698,946,565)	(1,712,046,962)
Total equity	2,244,815,494	2,169,537,375	1,796,240,383
TOTAL LIABILITIES, NONCONTROLLING INTEREST AND EQUITY	3,727,929,415	3,902,693,214	3,524,076,617
Parent Company [Member]
Current assets:
Cash and cash equivalents	60,910,164	110,180,720	33,384,536	164,107,042
Restricted cash	7,500,000	7,500,000	12,502,008
Short-term investments	0	2,453,951	0
Accounts receivable, net		440,471	291,073
Amount due from subsidiaries	184,382,596	233,334,694	367,524,590
Prepaid expense and other current assets	2,062,772	1,291,686	2,528,056
Total current assets	254,855,532	355,201,522	416,230,263
Plant and equipment, net	3,641,906	6,638,222	8,164,963
Acquired intangible assets, net	125,561,477	139,510,804	160,939,520
Deferred cost, net	0	0	0
Investment in subsidiaries	2,332,053,306	2,099,436,556	1,826,666,595
Investment in equity affiliate	19,334,686	7,665,454	7,670,044
TOTAL ASSETS	2,735,446,907	2,608,452,558	2,419,671,385
Current liabilities:
Accounts payable	20,500	8,215,543	4,838,515
Accrued expenses and other current liabilities	17,150,825	27,314,886	72,893,883
Amount due to subsidiaries	206,461,640	187,698,654	77,516,511
Short-term borrowings	209,026,670	109,470,000	146,418,700
Current portion of promissory notes	29,374,461	29,374,461	78,608,288
Current portion of long-term payables relating to license agreement	0	9,000,000	18,622,691
Commitment to issue shares and warrants relating to litigation settlement	0	0	120,237,773
Income tax payable	37,606	1,868,371	0
Total current liabilities	462,071,702	372,941,915	519,136,361
Long-term liabilities:
Promissory notes	28,559,711	56,327,268	83,324,641
Other long-term liabilities	0	9,646,000	20,970,000
Total long-term liabilities	28,559,711	65,973,268	104,294,641
Total liabilities	490,631,413	438,915,183	623,431,002
Equity:
Ordinary shares, $0.0004 par value, 50,000,000,000 shares authorized, 27,487,676,065, 27,334,063,747 and 22,375,886,604 shares issued and outstanding at December 31, 2011, 2010 and 2009, respectively	10,995,071	10,933,707	8,950,355
Additional paid-in capital	4,240,529,406	3,858,642,524	3,499,723,153
Convertible Preferred Shares, $0.0004 par value, 5,000,000,000 shares authorized, 445,545,911 shares, nil and nil issued and outstanding at December 31, 2011, 2010 and 2009, respectively	178,218	0	0
Accumulated other comprehensive income (loss)	3,845,496	(1,092,291)	(386,163)
Accumulated deficit	(2,010,732,697)	(1,698,946,565)	(1,712,046,962)
Total equity	2,244,815,494	2,169,537,375	1,796,240,383
TOTAL LIABILITIES, NONCONTROLLING INTEREST AND EQUITY	$ 2,735,446,907	$ 2,608,452,558	$ 2,419,671,385